Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs

The amounts in the consolidated statements of comprehensive income are analyzed as follows:

Interest and Finance Costs	Year ended December 31,
	2023	2024	2025
Interest on debt (including $-, $- and $19 respectively, to related party)	5,126	6,224	5,201
Bank charges and other financial costs	28	82	57
Offering costs expensed attributable to warrants treated as liability	-	-	658
Debt prepayment fees (including $-, $- and $205 respectively, to related party)	-	-	941
Amortization and write-off of financing fees	713	195	1,405
Total	5,867	6,501	8,262